Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Ordinary Shares	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive loss	Parent [Member]	Total
Balance at Dec. 31, 2023			$ 1,439	$ 16,721,551	$ 836,215	$ 11,387,748	$ (609,367)		$ 28,337,586
Balance (in Shares) at Dec. 31, 2023			14,392,364
Foreign currency translation adjustment							(314,709)		(314,709)
Net income (loss)						121,662			121,662
Balance at Jun. 30, 2024			$ 1,439	16,721,551	836,215	11,509,410	(924,076)		28,144,539
Balance (in Shares) at Jun. 30, 2024			14,392,364
Balance at Dec. 31, 2024	$ 2,111	$ 819		24,920,060	836,215	10,491,058	(975,343)	$ 35,274,920	35,274,920
Balance (in Shares) at Dec. 31, 2024	21,107,364	8,192,000
Foreign currency translation adjustment							236,419	236,419
Net income (loss)						(916,109)		(916,109)	(916,109)
Balance at Jun. 30, 2025	$ 2,111	$ 819		$ 24,920,060	$ 836,215	$ 9,574,949	$ (738,924)	$ 34,595,230	$ 34,595,230
Balance (in Shares) at Jun. 30, 2025	21,107,364	8,192,000